Performance B.4.1. Share-based compensation - Plan awards and shares expected to vest (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued (in shares)	(453,969)	(364,157)
Shares still expected to vest (in shares)	574,234	622,567
2021 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	451,363
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(17,469)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	433,894
Shares issued (in shares)	(1,121)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	432,773
Estimated cost over the vesting period | $	$ 16,000
2021 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	536,890
Additional shares granted (in shares)	5,824
Revision for forfeitures (in shares)	(11,790)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	530,924
Shares issued (in shares)	(5,760)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	525,164
Estimated cost over the vesting period | $	$ 19,000
2020 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	341,897
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(264,137)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	77,760
Shares issued (in shares)	0	0
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	77,760
Estimated cost over the vesting period | $	$ 4,000
2020 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	370,131
Additional shares granted (in shares)	5,928
Revision for forfeitures (in shares)	(26,815)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	349,244
Shares issued (in shares)	(113,653)	(3,571)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	232,020
Estimated cost over the vesting period | $	$ 15,000
2019 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	257,601
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(204,649)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	52,952
Shares issued (in shares)	0	(17)	(150)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	52,785
Estimated cost over the vesting period | $	$ 3,000
2019 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	297,856
Additional shares granted (in shares)	43,115
Revision for forfeitures (in shares)	(31,553)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	309,418
Shares issued (in shares)	(87,141)	(96,629)	(24,294)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	101,354
Estimated cost over the vesting period | $	$ 18,000
2018 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	237,196
Additional shares granted (in shares)	0
Revision for forfeitures (in shares)	(78,903)
Revision for cancellations (in shares)	(4,728)
Total before issuances (in shares)	153,565
Shares issued (in shares)	(103,725)	(304)	(3,109)	(97)
Performance conditions (in shares)	(46,330)
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 12,000
2018 Deferred Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Initial shares granted (in shares)	262,317
Additional shares granted (in shares)	3,290
Revision for forfeitures (in shares)	(38,167)
Revision for cancellations (in shares)	0
Total before issuances (in shares)	227,440
Shares issued (in shares)	(118,597)	(35,125)	(54,971)	(18,747)
Performance conditions (in shares)	0
Shares still expected to vest (in shares)	0
Estimated cost over the vesting period | $	$ 14,000